Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common shares, no par value	$ 0
Ordinary shares, issued	225,432,493	189,493,593
Preferred shares, no par value	$ 0
Preference shares, shares issued	0	509,459
Class A special shares
Ordinary shares, issued	4,448,259
Class B special shares
Ordinary shares, issued	8,896,399
Class C special shares
Ordinary shares, issued	8,896,399
Class D special shares
Ordinary shares, issued	17,792,922
Class E special shares
Ordinary shares, issued	17,792,922
Class F special shares
Ordinary shares, issued	17,792,922
Class G special shares
Ordinary shares, issued	22,241,179
Class H special shares
Ordinary shares, issued	22,241,179
Class I special shares
Ordinary shares, issued	500,000
Class J special shares
Ordinary shares, issued	741,000